April 23, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

RE:	Dreyfus Money Market Instruments, Inc.
1933 Act File No. 2-52718
1940 Act File No. 811-2557
CIK No. 0000030160

Gentlemen:

     Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 69 to the above-referenced Fund’s Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 68, which was filed with the Securities and Exchange Commission on February 22, 2010.

     The filing is made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to become effective on May 1, 2010. Pursuant to paragraph (b)(4) of Rule 485(b), we have enclosed a letter from Stroock & Stroock & Lavan LLP, counsel to the Fund, dated April 20, 2010. The filing reflects certain editorial changes and a general updating of language and financial data.

     Please address any comments or questions to my attention at (212) 922-8023.

Sincerely,

/s/ Kara Dooley
Kara Dooley
Paralegal

KD
Enclosures

cc:	John Grzeskiewicz
Stroock & Stroock & Lavan LLP